Omnibus Incentive Compensation Plan (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Omnibus Incentive Compensation Plan (Table)

The following table contains details of our plan:

	Equity compensation plan
Unvested Units	Units	Amount
Unvested on January 1, 2019	-	$ -
Granted	445,000	$ 4,997
Vested	(16,042)	(180)
Unvested on December 31, 2019	428,958	$ 4,817
Vested	(16,042)	(180)
Unvested on December 31, 2020	412,916	$ 4,637